UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.59%
Accommodation - 0.13%
MGM Resorts International (a)	2,600	$39,442
Air Transportation - 0.25%
Delta Air Lines, Inc. (a)	2,004	36,092
Republic Airways Holdings, Inc. (a)	1,335	14,325
United Continental Holdings, Inc. (a)	874	28,370
		78,787
Beverage and Tobacco Product Manufacturing - 0.28%
Reynolds American, Inc. (d)	1,850	89,004
Broadcasting (except Internet) - 0.01%
Cumulus Media, Inc. (a)	367	1,362
Capital Goods - 0.17%
Joy Global, Inc.	1,000	54,080
Chemical Manufacturing - 1.16%
Abbott Laboratories (d)	2,400	88,008
Aptargroup, Inc. (d)	1,577	89,448
Ecolab, Inc. (d)	1,110	93,762
Johnson & Johnson (d)	1,091	91,840
		363,058
Clothing and Clothing Accessories Stores - 2.93%
Aeropostale, Inc. (a)	9,140	133,535
Nordstrom, Inc. (d)	1,557	91,583
Wet Seal, Inc. (a)	138,800	688,448
		913,566
Computer and Electronic Product Manufacturing - 1.44%
Apple, Inc.	200	89,936
Cisco Systems, Inc.	1,547	37,252
Dell, Inc.	10,483	139,948
Harris Corp. (d)	1,734	86,925
QUALCOMM, Inc.	891	56,561
Zynga, Inc. (a)	11,729	39,879
		450,501
Consumer Durables & Apparel - 0.20%
Coach, Inc.	1,100	64,086
Credit Intermediation and Related Activities - 1.74%
Bank of Montreal (e)	1,348	79,640
Commerce Bancshares, Inc. (d)	2,288	99,574
DFC Global Corp. (a)	3,000	44,700
Encore Capital Group, Inc. (a)	1,337	47,691
Ezcorp, Inc. (a)	2,012	38,490
KKR Financial Holdings LLC	2,425	25,511
Nationstar Mortgage Holdings, Inc. (a)	2,257	91,882
Ocwen Financial Corp. (a)	1,521	65,068
Western Union Co.	3,045	49,877
		542,433
Data Processing, Hosting and Related Services - 0.30%
Automatic Data Processing, Inc.	1,355	93,116
Diversified Financials - 0.40%
Ameriprise Financial, Inc.	311	25,353
Bank of America Corp.	5,456	74,529
Citigroup, Inc.	496	25,787
		125,669
Electrical Equipment, Appliance, and Component Manufacturing - 0.27%
Emerson Electric Co. (d)	1,452	83,432
Fabricated Metal Product Manufacturing - 0.42%
B/E Aerospace, Inc. (a)	601	38,127
Crane Co.	601	35,910
QLogic Corp. (a)	5,894	57,408
		131,445
Food Manufacturing - 0.83%
General Mills, Inc. (d)	1,818	85,591
Kellogg Co. (d)	1,389	86,188
McCormick & Co, Inc. (d)	1,263	87,248
		259,027
Food Services and Drinking Places - 0.27%
McDonald's Corp. (d)	871	84,112
Forestry and Logging - 0.18%
Ainsworth Lumber Co. Ltd. (a)(e)	16,115	56,425
Funds, Trusts, and Other Financial Vehicles - 1.05%
American Capital Ltd. (a)	2,854	38,044
Gleacher & Co, Inc. (a)	16,679	229,164
WellCare Health Plans, Inc. (a)	1,167	60,847
		328,055
Gasoline Stations - 0.17%
Pantry, Inc. (a)	4,360	54,544
General Merchandise Stores - 0.29%
Costco Wholesale Corp. (d)	820	89,929
Health and Personal Care Stores - 0.22%
Rite Aid Corp. (a)	23,737	69,787
Insurance - 0.55%
Berkshire Hathaway, Inc. (a)	296	33,765
Hartford Financial Services Group, Inc.	1,720	52,683
MetLife, Inc.	1,910	84,441
		170,889
Insurance Carriers and Related Activities - 1.50%
Aflac, Inc. (d)	1,670	93,002
Brown & Brown, Inc. (d)	2,804	90,485
Humana, Inc.	802	64,786
ING US, Inc. (a)	888	25,335
MBIA, Inc. (a)	2,445	34,841
Prudential Financial, Inc.	293	20,208
UnitedHealth Group, Inc.	1,058	66,262
WellPoint, Inc.	937	72,121
		467,040
Machinery Manufacturing - 0.51%
Applied Materials, Inc.	2,489	37,833
General Electric Co.	1,100	25,652
Illinois Tool Works, Inc. (d)	1,357	95,166
		158,651
Management of Companies and Enterprises - 0.20%
Goldman Sachs Group, Inc.	232	37,603
Morgan Stanley	946	24,501
		62,104
Merchant Wholesalers, Durable Goods - 0.48%
Delphi Automotive PLC (e)	1,102	53,789
WW Grainger, Inc. (d)	369	94,995
		148,784
Merchant Wholesalers, Nondurable Goods - 0.83%
Procter & Gamble Co. (d)	1,077	82,670
Sigma-Aldrich Corp. (d)	1,085	90,771
Sysco Corp. (d)	2,551	86,224
		259,665
Mining (except Oil and Gas) - 2.03%
Newmont Mining Corp.	980	33,594
Silver Wheaton Corp. (e)	1,087	25,784
Stillwater Mining Co. (a)	47,784	572,930
		632,308
Miscellaneous Manufacturing - 0.61%
Baxter International, Inc. (d)	1,231	86,576
Vivus, Inc. (a)	7,000	102,900
		189,476
Miscellaneous Store Retailers - 0.21%
Staples, Inc.	4,395	65,925
Nonstore Retailers - 2.05%
InterActiveCorp	1,161	56,285
Nutrisystem, Inc.	60,427	545,656
Sotheby's	995	37,064
		639,005
Oil and Gas Extraction - 2.72%
Abraxas Petroleum Corp. (a)	171,551	399,714
Bill Barrett Corp. (a)	1,470	33,178
Chesapeake Energy Corp.	2,696	58,881
EPL Oil & Gas, Inc. (a)	1,754	53,409
Gran Tierra Energy, Inc. (a)	11,300	70,964
Range Resources Corp.	865	65,031
Repsol SA - ADR	1,042	23,841
SandRidge Energy, Inc. (a)	7,088	36,645
Stone Energy Corp. (a)	2,114	47,586
Ultra Petroleum Corp. (a)(e)	2,562	58,362
		847,611
Paper Manufacturing - 0.11%
Domtar Corp.	494	35,800
Petroleum and Coal Products Manufacturing - 0.56%
Chevron Corp. (d)	714	87,644
ConocoPhillips (d)	1,430	87,716
		175,360
Plastics and Rubber Products Manufacturing - 0.25%
Berry Plastics Group, Inc. (a)	1,900	39,919
Goodyear Tire & Rubber Co. (a)	2,522	38,183
		78,102
Primary Metal Manufacturing - 0.12%
AK Steel Holding Corp.	10,969	38,062
Professional, Scientific, and Technical Services - 0.29%
CACI International, Inc. (a)	580	37,201
Digital Generation, Inc. (a)	1,000	6,990
Quality Systems, Inc.	2,530	45,237
		89,428
Publishing Industries (except Internet) - 1.05%
BMC Software, Inc. (a)	970	43,936
Microsoft Corp. (d)	6,266	218,558
Oracle Corp.	1,306	44,091
Symantec Corp. (a)	986	22,076
		328,661
Rail Transportation - 0.28%
Norfolk Southern Corp. (d)	1,140	87,313
Real Estate - 0.14%
Realogy Holdings Corp. (a)	835	43,119
Retailing - 0.25%
Bed Bath & Beyond, Inc. (a)	1,139	77,737
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.74%
Apollo Global Management LLC	1,500	36,075
Blackstone Group LP	1,850	40,496
Eaton Vance Corp. (d)	2,152	89,330
KKR & Co. LP	3,400	66,232
		232,133
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.22%
Barnes & Noble, Inc. (a)	2,989	67,252
Technology Hardware & Equipment - 0.16%
Corning, Inc.	3,229	49,630
Telecommunications - 0.63%
AT&T, Inc. (d)	2,323	81,282
Neutral Tandem, Inc.	7,085	41,234
Verizon Communications, Inc.	1,504	72,914
		195,430
Transportation Equipment Manufacturing - 2.31%
Ford Motor Co.	3,502	54,911
General Motors Co. (a)	1,589	53,851
Lear Corp.	1,023	61,360
Lockheed Martin Corp. (d)	939	99,374
Magna International, Inc. (e)	738	49,166
Polaris Industries, Inc. (d)	968	92,454
Tenneco, Inc. (a)	1,025	45,469
Titan International, Inc.	3,585	83,638
Tower International, Inc. (a)	2,472	46,745
TRW Automotive Holdings Corp. (a)	713	45,169
United Technologies Corp. (d)	920	87,308
		719,445
Utilities - 1.48%
Dominion Resources, Inc.	1,460	82,563
Entergy Corp. (d)	1,328	91,473
EQT Corp.	441	35,227
National Fuel Gas Co. (d)	1,450	88,740
Northeast Utilities (d)	2,002	83,423
Southern Co. (d)	1,849	81,171
		462,597
Waste Management and Remediation Services - 0.30%
Waste Management, Inc.	2,266	95,013
Wholesale Electronic Markets and Agents and Brokers - 0.30%
Genuine Parts Co. (d)	1,196	92,977
TOTAL COMMON STOCKS (Cost $9,149,166)		10,481,377

	Principal
	Amount
CORPORATE BONDS - 12.03%
Clothing and Clothing Accessories Stores - 0.03%
Claire's Stores, Inc.
6.125%, 03/15/2020 (b)	10,000	10,475
Computer and Electronic Product Manufacturing - 0.64%
CDW LLC
12.535%, 10/12/2017	185,000	199,800
Credit Intermediation and Related Activities - 1.43%
Burlington Holdings LLC
9.000%, 02/15/2018 (b)	436,000	445,265
Data Processing, Hosting and Related Services - 0.68%
Level 3 Financing, Inc.
7.000%, 06/01/2020	10,000	10,562
8.625%, 07/15/2020	182,000	200,883
		211,445
Funds, Trusts, and Other Financial Vehicles - 1.67%
Prospect Capital Corp.
5.375%, 10/15/2017	500,000	523,021
Health and Personal Care Stores - 1.41%
Rite Aid Corp.
7.500%, 03/01/2017	415,000	427,450
9.500%, 06/15/2017	13,000	13,471
		440,921
Merchant Wholesalers, Nondurable Goods - 1.03%
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (b)	298,000	321,095
Motion Picture and Sound Recording Industries - 0.03%
Cinemark USA, Inc.
5.125%, 12/15/2022	8,000	8,160
Oil and Gas Extraction - 0.20%
Chesapeake Energy Corp.
5.375%, 06/15/2021	40,000	40,800
5.750%, 03/15/2023	20,000	20,850
		61,650
Paper Manufacturing - 0.59%
Neenah Paper, Inc.
7.375%, 11/15/2014 (d)	185,211	185,720
Specialty Trade Contractors - 2.27%
HD Supply, Inc.
7.500%, 07/15/2020(b)	146,000	155,125
10.500%, 01/15/2021	532,000	553,945
		709,070
Telecommunications - 1.33%
Intelsat Jackson Holdings Ltd.
8.500%, 11/01/2019	253,000	278,300
7.250%, 10/15/2020	125,000	136,094
		414,394
Wood Product Manufacturing - 0.72%
Ply Gem Industries, Inc.
9.375%, 04/15/2017	205,000	224,475
TOTAL CORPORATE BONDS (Cost $3,671,318)		3,755,491

CONVERTIBLE BONDS - 6.70%
Administrative and Support Services - 1.77%
CBIZ, Inc.
4.875%, 10/01/2015 (b)(d)	500,000	553,750
Beverage and Tobacco Product Manufacturing - 1.20%
Vector Group Ltd.
3.750%, 11/15/2014 (c)	300,000	375,562
Chemical Manufacturing - 0.93%
PDL BioPharma, Inc.
2.875%, 02/15/2015 (d)	200,000	289,500
Health and Personal Care Stores - 1.96%
Omnicare, Inc.
3.750%, 04/01/2042 (d)	500,000	610,938
Oil and Gas Extraction - 0.84%
McMoRan Exploration Co.
5.250%, 10/06/2013	250,000	261,563
TOTAL CONVERTIBLE BONDS (Cost $1,844,819)		2,091,313

		Shares
EXCHANGE-TRADED FUNDS - 14.26%
iPATH S&P 500 VIX Short-Term Futures ETN (a)		2,200	42,196
iShares Barclays 1-3 Year Credit Bond Fund (d)		7,166	755,941
iShares Barclays Intermediate Credit Bond Fund		3,007	331,041
iShares Barclays MBS Bond Fund (d)		6,205	659,840
iShares Floating Rate Note Fund (d)		18,258	925,315
iShares iBoxx $ High Yield Corporate Bond Fund (d)		2,642	245,495
Market Vectors Gold Miners ETF		2,625	77,464
Market Vectors Jr Gold Miners ETF		6,046	72,431
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (d)		1,586	166,260
PowerShares Senior Loan Portfolio		10,030	251,552
SPDR S&P 500 ETF Trust		4,552	743,069
Technology Select Sector SPDR Fund		5,670	179,512
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,390,566)			4,450,116

PURCHASED OPTIONS - 0.50%
Call Options - 0.23%		Contracts
S&P 500 Index
Expiration: June 2013, Exercise Price $1,700.00		7	840
Expiration: June 2013, Exercise Price $1,800.00		7	70
Expiration: July 2013, Exercise Price $1,720.00		8	2,720
Expiration: July 2013, Exercise Price $1,740.00		7	1,015

		Notional Amount
US Dollar / Swiss Franc
Expiration: July 2013, Exercise Price 0.98		1,650,000	11,898
US Dollar / Japanese Yen
Expiration: July 2013, Exercise Price 101.00		17,000	8,452
Expiration: July 2013, Exercise Price 105.00		16,897	3,098
Expiration: July 2013, Exercise Price 105.00		66,000	12,393
Expiration: July 2013, Exercise Price 101.00		23,333	11,599
US Dollar / Singapore Dollar
Expiration: August 2013, Exercise Price 1.27		1,650,000	18,487
Total Call Options			70,572

Put Options - 0.27%		Notional Amount
British Pound / US Dollar
Expiration: August 2013, Exercise Price 1.50 (e)		1,520,000	24,160

		Contracts
SPDR S&P 500 ETF Trust
Expiration: December 2013, Exercise Price $120.00		20	1,560
Expiration: December 2014, Exercise Price $120.00		100	36,000
Expiration: December 2014, Exercise Price $140.00		10	7,400
S&P 500 Index
Expiration: June 2013, Exercise Price $1,520.00		7	2,170
Expiration: July 2013, Exercise Price $1,490.00		8	5,400
Expiration: July 2013, Exercise Price $1,540.00		7	8,400
Total Put Options			85,090
TOTAL PURCHASED OPTIONS (Cost $206,355)			155,662

RIGHTS - 0.25%
Chemical Manufacturing - 0.3%
Sanofi Contingent Value Rights
Expiration: 12/31/2020 (a)(e)		41,535	77,670
TOTAL RIGHTS (Cost $74,815)			77,670

		Shares
REAL ESTATE INVESTMENT TRUSTS - 0.07%
Funds, Trusts, and Other Financial Vehicles - 0.07%
Omega Healthcare Investors, Inc.		700	22,687
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,235)			22,687

MUTUAL FUNDS - 4.01%
Stone Ridge High Yield Reinsurance Risk Premium Fund (a)		35,714	358,214
Stone Ridge Reinsurance Risk Premium Fund (a)		89,286	892,857
TOTAL MUTUAL FUNDS (Cost $1,250,000)			1,251,071

		Principal
		Amount
SHORT-TERM INVESTMENTS - 32.43%
Money Market Funds - 32.43%
Fidelity Institutional Money Market Portfolio, 0.190% (c)(d)		$5,060,015	5,060,015
STIT - Liquid Assets Portfolio, 0.162% (c)(d)		5,060,051	5,060,051
TOTAL SHORT-TERM INVESTMENTS (Cost $10,120,066)			10,120,066
Total Investments (Cost $30,728,340) - 103.84%			32,405,453
Liabilities in Excess of Other Assets - (3.84)%			(1,198,983)
TOTAL NET ASSETS - 100.00%			$31,206,470

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	144A security is either fully or partially restricted to resale. The aggregate value of restricted securities at May 31, 2013 was $1,485,710 which represented 4.8% of net assets.
(c)	Variable rate security. The rate shown is as of May 31, 2013.
(d)	All or a portion of this security is pledged as collateral for written options and securities sold short.
(e)	Foreign issued security.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
May 31, 2013 (Unaudited)

	Shares	Value

CBIZ, Inc.	43,800	$291,708
EastGroup Properties, Inc.	1,141	67,056
Equity One, Inc.	1,826	42,600
Financial Engines, Inc.	970	41,826
iShares Barclays 20+ Year Treasury Bond Fund (1)	5,795	663,469
iShares iBoxx $ High Yield Corporate Bond Fund (1)	975	90,597
iShares Russell 2000 Index Fund (1)	1,835	179,555
Neogen Corp.	832	45,319
Omnicare, Inc.	10,600	487,918
PDL BioPharma, Inc.	28,400	234,300
Post Properties, Inc.	1,192	56,978
Public Storage	431	65,426
Rackspace Hosting, Inc.	471	17,677
Regency Centers Corp.	786	40,558
Skechers U.S.A., Inc.	1,124	25,290
SPDR Barclays High Yield Bond Fund ETF (1)	6,822	276,837
SPDR S&P 500 ETF Trust (1)	965	157,527
Texas Industries, Inc.	601	42,917
Vail Resorts, Inc.	772	49,447
Vector Group Ltd.	10,715	171,976
Total Securities Sold Short (Proceeds $2,846,801)		$3,048,981

(1) Exchange-traded fund.

Collins Alternative Solutions Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

CALL OPTIONS	Contracts	Value
Aeropostale, Inc.
Expiration: June 2013, Exercise Price $0.17	30	$150
S&P 500 Index
Expiration: June 2013, Exercise Price $1,620.00	7	19,670
Expiration: July 2013, Exercise Price $1,650.00	8	18,080
Expiration: July 2013, Exercise Price $1,655.00	7	14,357
Expiration: December 2013, Exercise Price $1,550.00	13	169,000
Expiration: December 2014, Exercise Price $1,650.00	9	108,000
		329,257

	Notional Amount
British Pound / US Dollar
Expiration: August 2013, Exercise Price 1.58	2,280,000	7,289
US Dollar / Brazilian Real
Expiration: August 2013, Exercise Price 2.05	700,000	39,200
US Dollar / Swiss Franc
Expiration: July 2013, Exercise Price 1.00 (Barrier Price 1.02)	1,650,000	5,466
US Dollar / Russian Rouble
Expiration: June 2013, Exercise Price 32.00	1,440,000	14,475
		66,430
Total Call Options		395,687

PUT OPTIONS	Contracts
S&P 500 Index
Expiration: June 2013, Exercise Price $1,620.00	7	13,475
Expiration: July 2013, Exercise Price $1,650.00	8	36,080
Expiration: July 2013, Exercise Price $1,655.00	7	26,670
		76,225

	Notional Amount
US Dollar / Brazilian Real
Expiration: August 2013, Exercise Price 1.95	700,000	147
US Dollar / Singapore Dollar
Expiration: August 2013, Exercise Price 1.23	1,650,000	2,424
		2,571
Total Put Options		78,796
Total Options Written (Premiums Received $338,564)		$474,483

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
May 31, 2013 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Nikkei 225 Index	5	$336,625	Jun-13	$(20,443)
SGX CNX Nifty Index	31	371,287	Jun-13	(6,235)
Swedish 10 Year Bond	4	826,384	Jun-13	10,044
US Long Bond	4	560,125	Sep-13	(13)
Total Futures Contracts Purchased		$2,094,421		$(16,647)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 Emini	19	$1,547,550	Jun-13	$(73,572)
Total Futures Contracts Sold		$1,547,550		$(73,572)

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
May 31, 2013 (Unaudited)

						Unrealized
		Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Fixed Rate	Fixed Rate	Date	Amount	(Depreciation)
Citibank N.A.	Israeli New Shekel (ILS)	Receive	0.039%	6/19/2023	2,880,000	$648
Citibank N.A.	Telbor 3 Month Israeli New Shekel (ILS)	Pay	(4.330)%	4/25/2023	2,916,000	(14,021)
Citibank N.A.	South African Rand (ZAR)	Receive	0.059%	1/26/2015	32,550,000	(16,948)
Citibank N.A.	Israeli New Shekel (ILS)	Pay	(0.017)%	6/19/2015	13,104,000	(23,335)
Citibank N.A.	Norwegian Kroner (NOK)	Pay	(0.022)%	1/21/2015	26,660,000	(8,058)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.155%	7/1/2014	6,191,877	(14,221)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.200%	7/1/2014	5,916,921	(12,357)
						$(88,292)

Collins Alternative Solutions Fund
Schedule of Credit Default Swaps
May 31, 2013 (Unaudited)

						Unrealized
		Expiration	Interest Rate	Notional	Premium	Appreciation/
Counterparty	Reference Entity	Date	Paid	Amount	Paid (Received)	(Depreciation)
Citigroup Global Markets, Inc.	AK Steel Corp. 7.625%, 5/15/2020	3/20/2018	(5.00)%	$192,000	$28,876	$(11,156)
Citibank N.A.	Best Buy Co. 3.750%, 3/15/2016	9/20/2017	(1.00)%	145,000	30,912	(20,909)
Citigroup Global Markets, Inc.	CDX High Yield Series 20 Index	6/20/2018	(5.00)%	780,000	21,899	(17,030)
Citigroup Global Markets, Inc.	Goodyear Tire & Rubber Co. 7.000%, 3/15/2028	3/20/2018	(5.00)%	420,000	3,349	(17,544)
				$1,537,000	$85,036	$(66,639)

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
May 31, 2013 (Unaudited)

Forward							Unrealized
Exp.	Notional		Currency	U.S. $ Value at	Currency	U.S. $ Value at	Appreciation
Date	Amount		to be received	May 31, 2013	to be delivered	May 31, 2013	(Depreciation)
6/20/2013	26,949,375	(b)	Arubin Florin	841,005	U.S. Dollar	855,000	(13,995)
6/20/2013	330,000	(b)	Australian Dollar	315,356	Japanese Yen	331,502	(16,146)
6/20/2013	4,782,520	(b)	Australian Dollar	4,213,937	U.S. Dollar	4,461,133	(247,196)
7/2/2013	707,250	(b)	Brazil Real	328,090	U.S. Dollar	330,000	(1,910)
6/20/2013	3,024,000	(a)	British Pound	4,594,023	U.S. Dollar	4,566,523	27,500
6/20/2013	1,038,169	(d)	Canadian Dollar	1,000,895	New Zealand Dollar	971,476	29,419
1/15/2014	3,704,610	(b)	Chinese Yuan Renminbi	596,185	U.S. Dollar	590,000	6,185
6/20/2013	8,525,550	(b)	Czech Koruna	430,759	Euro	428,961	1,798
6/20/2013	11,889,900	(b)	Czech Koruna	603,269	Polish Zloty	602,925	344
6/14/2013	1,440,000	(b)	Danish Krone	1,816,097	Euro	1,780,779	35,318
6/17/2013	145,000	(b)	Danish Krone	197,624	Euro	188,480	9,144
6/19/2013	145,000	(b)	Danish Krone	195,675	Euro	188,482	7,193
6/20/2013	8,525,550	(b)	Euro	1,257,635	Czech Koruna	1,269,049	(11,414)
6/20/2013	1,440,000	(b)	Euro	1,871,828	Japanese Yen	1,757,112	114,716
6/14/2013	137,000	(b)	Euro	1,871,768	Danish Krone	1,856,943	14,825
6/20/2013	720,000	(b)	Euro	935,914	Turkish Lira	901,136	34,778
6/20/2013	30,985,800	(b)	Euro	40,277,847	U.S. Dollar	40,080,519	197,328
6/20/2013	669,492	(b)	Euro	645,572	Australian Dollar	646,058	(486)
6/20/2013	1,480,889,880	(b)	Hungarian Forint	6,474,695	U.S. Dollar	6,420,000	54,695
6/6/2013	18,858,000	(b)	Indian Rupee	333,479	U.S. Dollar	350,000	(16,521)
6/20/2013	27,276,975	(b)	Indian Rupee	481,022	U.S. Dollar	495,000	(13,978)
6/20/2013	1,440,000	(b)	Japanese Yen	5,817,452	Euro	6,083,442	(265,990)
6/20/2013	1,987,380,807	(b)	Japanese Yen	19,785,300	U.S. Dollar	20,060,000	(274,700)
6/20/2013	18,005,400	(b)	Mexican Peso	1,406,272	U.S. Dollar	1,440,000	(33,728)
7/29/2013	50,886,500	(b)	Negerian Naira	314,816	U.S. Dollar	310,000	4,816
6/20/2013	1,038,169	(b)	New Zealand Dollar	971,476	Canadian Dollar	1,012,955	(41,479)
6/20/2013	350,000	(b)	New Zealand Dollar	277,791	U.S. Dollar	296,808	(19,017)
6/20/2013	360,000	(b)	Norwegian Kroner	471,027	Euro	467,957	3,070
6/20/2013	2,520,000	(b)	Norwegian Kroner	429,077	Swedish Krona	425,277	3,800
6/20/2013	13,154,616	(b)	Polish Zloty	655,733	Czech Koruna	664,646	(8,913)
6/20/2013	2,591,487	(b)	Polish Zloty	1,405,673	U.S. Dollar	1,430,000	(24,327)
6/20/2013	26,949,375	(b)	Russian Ruble	841,005	U.S. Dollar	855,000	(13,995)
6/20/2013	1,043,708	(b)	Singapore Dollar	825,761	U.S. Dollar	825,000	761
6/20/2013	1,545,000	(b)	South African Rand	1,383,847	U.S. Dollar	1,440,000	(56,153)
6/20/2013	2,160,000	(b)	Swedish Krona	367,584	Norwegian Krone	367,781	(197)
1/15/2014	16,785,500	(b)	Taiwan Dollar	562,915	U.S. Dollar	590,000	(27,085)
6/20/2013	720,000	(b)	Turkish Lira	904,587	Euro	935,914	(31,327)
6/20/2013	652,047	(b)	Turkish Lira	347,293	U.S. Dollar	360,000	(12,707)
6/20/2013	4,075,000	(a)	U.S. Dollar	5,657,629	Australian Dollar	5,336,797	320,832
1/15/2014	3,704,610	(b)	U.S. Dollar	620,000	Chinese Yuan Renminbi	630,241	(10,241)
1/15/2014	3,040,000	(b)	U.S. Dollar	380,000	Egyptian Pound	385,640	(5,640)
6/20/2013	30,985,800	(b)	U.S. Dollar	34,378,766	Euro	34,544,333	(165,567)
6/20/2013	3,024,000	(c)	U.S. Dollar	5,285,778	British Pound	5,256,389	29,389
6/20/2013	1,480,889,880	(b)	U.S. Dollar	7,190,000	Hungarian Forint	7,273,754	(83,754)
6/20/2013	1,987,380,807	(b)	U.S. Dollar	23,298,371	Japanese Yen	22,701,230	597,141
6/20/2013	18,005,400	(b)	U.S. Dollar	1,410,000	Mexican Peso	1,380,297	29,703
6/20/2013	350,000	(b)	U.S. Dollar	297,234	New Zealand Dollar	277,791	19,443
6/20/2013	26,949,375	(b)	U.S. Dollar	690,000	Russian Ruble	675,559	14,441
1/15/2014	16,785,500	(b)	U.S. Dollar	620,000	Taiwan Dollar	607,967	12,033
6/20/2013	1,545,000	(b)	U.S. Dollar	1,545,000	South African Rand	1,419,750	125,250
							$ 311,451

(a) Barclays Capital, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(b) Citigroup Global Markets, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(c) HSBC Securities, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(d) Newedge is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(e) Merrill Lynch, Pierce, Fenner & Smith, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(f) UBS Securities, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.
(g) Jefferies & Company, Inc. is the counterparty for this open forward currency contract held by the fund as of May 31, 2013.

The cost basis of investments for federal income tax purposes at May 31, 2013.
was as follows*:

Cost of investments	$30,728,340
Gross unrealized appreciation on futures	10,044
Gross unrealized appreciation on forwards	2,158,351
Gross unrealized appreciation on swaps	648
Gross unrealized appreciation on investments	1,871,480
Gross unrealized appreciation on short positions	45,353
Gross unrealized appreciation on options	110,014
Gross unrealized depreciation on futures	(100,263)
Gross unrealized depreciation on forwards	(1,846,900)
Gross unrealized depreciation on swaps	(155,579)
Gross unrealized depreciation on investments	(143,674)
Gross unrealized depreciation on short positions	(247,533)
Gross unrealized depreciation on options	(296,626)
Net unrealized appreciation	$1,405,315

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 30, 2012.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund have the obligation to buy the underlying security at the exercise price during the exercise period. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other	Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the best tax basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$10,481,377	$-	$-	$10,481,377
Exchange-Traded Funds	4,450,116	-	-	4,450,116
Mutual Funds	1,251,071	-	-	1,251,071
Rights	77,670	-	-	77,670
Real Estate Investment Trusts	22,687			22,687
Total Equity	$16,282,921	$-	$-	$16,282,921

Fixed Income
Corporate Bonds1	$-	$3,755,491	$-	$3,755,491
Convertible Bonds1	-	2,091,313	-	2,091,313
Total Fixed Income	$-	$5,846,804	$-	$5,846,804

Derivative
Purchased Options	155,662	-	-	155,662
Total Derivative	155,662			155,662

Short-Term Investments	10,120,066	-	-	10,120,066

Total Investments in Securities	$26,558,649	$5,846,804	$-	$32,405,453

Short Sales
Common Stocks	$6,034,772	$-	$-	$6,034,772
Total Short Sales	$6,034,772	$-	$-	$6,034,772

Other Financial Instruments*	$146,718	$-	$-	$146,718

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures contracts, forward contracts and swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of securities by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$65,575	Written options, at value	$405,482
Foreign Exchange Contracts - Options	Investments, at value	90,087	Written options, at value	69,001
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	10,044	Net assets- Unrealized depreciation*	13
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	100,250
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	1,664,503	Unrealized depreciation on forward currency contracts	1,359,007
Interest Rate Contracts - Swaps	Unrealized appreciation on open swap contracts	648	Unrealized depreciation on open swap contracts	88,940
Credit Default Contracts - Swaps	Unrealized appreciation on open swap contracts	-	Unrealized depreciation on open swap contracts	66,639

Total		$1,830,857		$2,089,332

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through May 31,2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$(5,391)	$1,797	$(36,976)	$(24,545)	$-	$(65,115)
Foreign Exchange Contracts	(156,879)	110,698		-	104,260	58,079
Volatility Contracts	-	-	-	(46,342)	-	(46,342)
Commodity Contracts	-	-	(84,273)	-	-	(84,273)
Equity Contracts	(108,658)	(27,185)	(6,927)	-	-	(142,770)
Credit Contracts	-	-		(155,267)	-	(155,267)
Total	$(270,928)	$85,310	$(128,176)	$(226,154)	$104,260	$(435,688)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$-	$-	$18,334	$(88,207)	$-	$(69,873)
Foreign Exchange Contracts	(110,026)	43,788	-	-	365,363	299,125
Volatility Contracts	-	-	-	36,717	-	36,717
Commodity Contracts	-	-	22,521	-	-	22,521
Equity Contracts	54,519	(155,602)	(96,313)	-	-	(197,396)
Credit Contracts	-	-		(21,134)	-	(21,134)
Total	$(55,507)	$(111,814)	$(55,458)	$(72,624)	$365,363	$69,960

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date         July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date         July 24, 2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date         July 24, 2013

* Print the name and title of each signing officer under his or her signature.